PROPERTY AND EQUIPMENT, NET - Property and equipment, held under capital leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	¥ 9,193,070	$ 1,408,900	¥ 6,065,200
Less: Accumulated depreciation	(3,285,138)	(503,469)	(2,514,800)
Impairment	(35,793)	(5,486)
Property plant and equipment net excluding construction in progress	5,872,139	899,945	3,550,400
Construction-in-progress	2,234,286	342,419	1,893,165
Property and equipment, net	8,106,425	1,242,364	5,443,565
Property
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	1,511,429	231,637	899,609
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	2,609,828	399,974	1,458,749
Computer and network equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	4,899,577	750,893	3,539,709
Optical Fibers
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	142,723	21,873	142,723
Office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	26,845	4,114	22,102
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	¥ 2,668	$ 409	¥ 2,308